Segment Reporting - Schedule of Significant General and Administrative Expense Categories by Geographic Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Employee remuneration	$ 9,049,446	$ 7,179,286	$ 4,033,150
IT expenses	652,599	291,185	262,495
Professional fees	1,342,164	1,102,402	183,473
Travel, marketing and communication expenses	566,610	554,593	298,716
Office expenses	1,046,435	720,384	128,007
Other expenses	242,345	251,866	154,304
General and administrative expense, Total	12,899,599	10,099,716	5,060,145
Office Facilities | Greece
Segment Reporting Information [Line Items]
Employee remuneration	4,360,185	3,334,028	1,767,418
IT expenses	629,900	256,465	191,819
Professional fees	1,246,513	977,727	123,649
Travel, marketing and communication expenses	301,019	247,215	125,961
Office expenses	733,744	558,891	119,312
Other expenses	59,033	132,549	98,801
General and administrative expense, Total	7,330,394	5,506,875	2,426,960
Office Facilities | Singapore
Segment Reporting Information [Line Items]
Employee remuneration	1,224,812	1,476,590	882,323
IT expenses	9,456	15,585	51,203
Professional fees	8,491	20,891	14,839
Travel, marketing and communication expenses	61,718	128,171	53,688
Office expenses	16,010	8,538	5,625
Other expenses	38,361	65,545	26,346
General and administrative expense, Total	1,358,848	1,715,320	1,034,024
Office Facilities | Dubai
Segment Reporting Information [Line Items]
Employee remuneration	835,185	768,993
IT expenses	172	1,647
Professional fees	31,770	63,970
Travel, marketing and communication expenses	37,859	56,789
Office expenses	72,179	8,052
Other expenses	57,326	18,785
General and administrative expense, Total	1,034,491	918,236
Office Facilities | Hong-Kong
Segment Reporting Information [Line Items]
Employee remuneration	663,132
IT expenses	7,083
Professional fees	18,452
Travel, marketing and communication expenses	34,240
Office expenses	29,842
Other expenses	57,406
General and administrative expense, Total	810,155
Office Facilities | UK
Segment Reporting Information [Line Items]
Employee remuneration	1,966,132	1,599,675	1,383,409
IT expenses	5,988	17,488	19,473
Professional fees	36,938	39,814	44,985
Travel, marketing and communication expenses	131,774	122,418	119,067
Office expenses	194,660	144,903	3,070
Other expenses	30,219	34,987	29,157
General and administrative expense, Total	$ 2,365,711	$ 1,959,285	$ 1,599,161